Inventories - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes Of Inventories [Abstract]
Inventories pledged as security for liabilities	£ 7,000,000	£ 0
Inventory write-offs	£ 114,000,000	£ 127,000,000	£ 73,000,000